RELATED PARTY TRANSACTIONS - Share-based payment expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Exploration and evaluation expense	$ 685	$ 1,530
General and administrative expense	$ 6,819	$ 5,688